Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary of Intangible Assets
Intangible assets as of December 31, 2020 and 2019 are composed of the following (in thousands):

	December 31, 2020
	Weighted Average Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Amount
Patents	20	$1,307	$(10)	$1,297
Trademark	Indefinite	60	—	60
Website and other	10-20	51	(7)	44
Internally developed software	3	1,608	(322)	1,286

Total		$3,026	$(339)	$2,687

	December 31, 2019
	Weighted Average Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Amount
Patents	20	$829	$(4)	$825
Trademark	Indefinite	34	—	34
Website and other	10	41	(2)	39
Internally developed software	3	423	(45)	378

Total		$1,327	$(51)	$1,276

Summary of the Projected Annual Amortization Expense for the Company's Intangible Assets
As of December 31, 2020, the projected annual amortization expense for the Company’s intangible assets is as follows (in thousands):

Year ending December 31,
2021	$550
2022	505
2023	273
2024	14
2025	14
Thereafter	1,271

Total	$2,627